OTHER FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Income And Cost [Abstract]
OTHER FINANCE INCOME AND EXPENSES	OTHER FINANCE INCOME AND EXPENSES

Amounts in $ ‘000	2024	2023	2022
Interest income	4,858	3,663	85
Foreign currency gains	1,985	—	4,400
Other finance income	6,843	3,663	4,485
Foreign currency losses	—	(2,971)	—
Interest loans and borrowings	(7,699)	(4,876)	(4,736)
Interest leases	(1,038)	(1,088)	(622)
Fees and expenses on repayment and issuance convertible bonds	(1,151)	—	—
Other finance expenses	(56)	(134)	(105)
Other finance expenses	(9,944)	(9,069)	(5,463)

Total other finance income and expense	(3,101)	(5,406)	(978)
Interest income
Since 2023, the Company has used excess cash to invest in euro denominated readily convertible S&P AAA-rated government treasury certificates with a maturity of six months or less from the date of acquisition. Since 2024, excess cash has also been used to invest in money market funds. As a result of these purchases, the interest income has increased compared to 2023. Reference is made to Note 13. Marketable securities for more information on these investments.
Foreign currency results
These results primarily follow from the revaluation of bank balances which are denominated in foreign currencies, mainly U.S. dollars, and the timing of foreign currency payments against the actual exchange rate as compared to the original exchange rate applied upon the charge of fees or expenses. The gains in 2024 are mainly a result of the revaluation of the bank balances in U.S. dollars, incorporated in our Dutch entities where the functional currency is euro.
Expenses on convertible bonds
Amortization and interest on convertible bonds in 2024, 2023 and 2022 relate to the amortized costs and coupons on the convertible bonds as disclosed in Note 17. Convertible bonds. The amortized costs are calculated at the effective rate of interest, which takes account of any equity component on recognition such as early repayment options. The fees and expenses on repayment and issuance of the convertible bonds relate to the premium paid over the current carrying amount upon repayment and to the direct costs allocated to the conversion option as disclosed in Note 17. Convertible bonds.